Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Income tax benefits for the net operating losses		$ 0	$ 0	$ 0
Federal net operating loss carryforwards		76,400,000
State net operating loss carryforwards		$ 76,000,000
Federal and state operating loss carryforwards expiration period		2033
Foreign net operating loss carryforwards		$ 4,300,000
Maximum increase in percentage ownership of stockholders or public groups		50.00%
Ownership change, increase in ownership percentage, term		3 years
Unrecognized tax benefits		$ 0	0
Accrued interest or penalties related to uncertain tax positions		$ 0	$ 0
Federal corporate income tax rate		34.00%	34.00%	34.00%
Tax cut and jobs act net operating loss deduction limitation percentage		80.00%
Decrease in deferred tax asset		$ 9,400,000
Scenario, Plan [Member]
Income Taxes [Line Items]
Federal corporate income tax rate	21.00%
Federal [Member]
Income Taxes [Line Items]
Tax credit carryforward		$ 1,700,000
Tax credit carryforward expiration period		2033
State [Member]
Income Taxes [Line Items]
Tax credit carryforward		$ 400,000
Tax credit carryforward expiration period		2028